Cover page	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	F-4/A
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	VIKING ACQUISITION CORP. I
Entity Central Index Key	0002080023
Entity Tax Identification Number	86-1872510
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	900 Third Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(631)
Local Phone Number	353-2402
Amendment Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	900 Third Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(917)
Local Phone Number	423-7931
Contact Personnel Name	Håkan Wohlin